UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Witmer Asset Management
Address: 237 Park Ave. Suite 800
         New York City, NY 10017

Form 13F File Number:  28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles H. Witmer
Title: General Partner
Phone: 212-692-3667

Signature, Place, and Date of Signing:

/s/ Charles H. Witmer          New York City, NY            August 5, 2002
---------------------          -----------------            --------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      11

Form 13F Information Table Value Total:      $161,148,000

List of Other Included Managers:             none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                    IN-
                                                                                    VEST-
                                                                                    MENT
                                                         MARKET                     DIS-
                                    TITLE OF   CUSIP     VALUE    SHARES OR   PUT/  CRE-                VOTING AUTHORITY
 NAME OF ISSUER                      CLASS     NUMBER   (x$1000)   PRN AMT    CALL  TION   MANAGER    SOLE    SHARED  NONE
 --------------                      -----     ------   --------   -------    ----  ----   -------    ----    ------  ----
Berkshire Hathaway Inc-Del           Cl A    084670108   10,955         164         SOLE     WAM         164
Cablevision Systems Corp.            Cl A    12686C109    7,284     769,980         SOLE     WAM     769,980
Comcast Corp-Special                 Cl A    200300200    9,407     394,600         SOLE     WAM     394,600
Enpro Industries Inc.                 COM    29355X107    1,770     337,100         SOLE     WAM     337,100
Imagistics Int'l. Inc.                COM    45247T104   19,877     925,800         SOLE     WAM     925,800
Interactive Data Corp.                COM    45840J107   17,160   1,178,575         SOLE     WAM   1,178,575
Joy Global Inc.                       COM    481165108   26,864   1,549,265         SOLE     WAM   1,549,265
Media General Inc                    Cl A    584404107   20,460     341,000         SOLE     WAM     341,000
MetLife Inc.                          COM    59156R108   11,177     388,100         SOLE     WAM     388,100
Sky Financial Group Inc.              COM    83080P103    3,496     165,300         SOLE     WAM     165,300
Stage Stores Inc.                     COM    85254C305   32,698     941,225         SOLE     WAM     941,225
                                                        -------
Total                                                   161,148
                                                        =======